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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: September 30, 2005

              Check here if Amendment [ ]; Amendment Number:

             This Amendment (Check only one.):
              [ ] is a restatement.
              [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                      Watershed Asset Management, L.L.C.
                              One Maritime Plaza
                                  Suite 1525
                        San Francisco, California 94111

                       Form 13F File Number: 28-11095

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                  Meridee Moore
                             Senior Managing Member
                                 (415) 391-8900





                                /s/ Meridee Moore
                          -----------------------------
                            San Francisco, California
                               November 14, 2005



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       35

                    Form 13 F Information Table Value Total:

                              $ 210,257 (thousands)



List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 1
Form 13F File Number: 28-11473
Name: WS Partners, L.L.C.


COLUMN 1                                 COLUMN 2 COLUMN 3   COLUMN 4 COLUMN 5             COLUMN 6 COLUMN 7 COLUMN 8

                                                             VALUE    SHRS OR     SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                           CLASS     CUSIP    ($1,000)  PRN AMT     PRN CALL DSCRETN  MGRS     SOLE        SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACE Cash Express, Inc.                   Common   004403101   3,325      170,400  SH       Other    1           170,400
Aquila, Inc.                             Common   03840P102   4,950    1,250,000  SH       Other    1         1,250,000
Arbor Realty Trust Inc.                  Common   038923108   6,368      226,626  SH       Other    1           226,626
ATP Oil & Gas Corporation                Common   00208J108   4,778      145,500  SH       Other    1           145,500
B&G Foods Inc.                           Common   05508R205   1,954      154,500  SH       Other    1           154,500
Boyd Gaming Corp                         Common   103304101     250        5,800  SH       Other    1             5,800
Carmike Cinemas, Inc.                    Common   143436400  14,739      642,485  SH       Other    1           642,485
Clear Channel Communications, Inc.       Common   184502102   4,934      150,000  SH       Other    1           150,000
Covad Communications Group Inc.          Note     222814AR6   9,247   14,118,000  PRN      Other    1        14,118,000
Crown Holdings Inc.                      Common   228368106   2,369      148,600  SH       Other    1           148,600
CSK Auto Corporation                     Common   125965103   3,213      215,900  SH       Other    1           215,900
Delphi Corporation                       Common   247126105     636        9,587  SH  CALL Other    1             9,587
Denny's Corporation                      Common   24869P104   3,127      753,600  SH       Other    1           753,600
Edison International                     Common   281020107  13,040      275,800  SH       Other    1           275,800
Eschelon Telecom                         Common   296290109   2,494      200,000  SH       Other    1           200,000
Finisar Corporation                      Note     31787AAF8  12,750   15,000,000  PRN      Other    1        15,000,000
GenTek Inc.                              Common   37245X203   3,048      210,202  SH       Other    1           210,202
Hawaiian Holdings, Inc.                  Common   419879101   4,051    1,378,052  SH       Other    1         1,378,052
Hercules Technology Growth Capital, Inc. Common   427096508   1,275      100,000  SH       Other    1           100,000
i2 Technologies, Inc.                    Note     465754AF6  29,367   29,330,000  PRN      Other    1        29,330,000
Laidlaw International, Inc.              Common   50730R102  13,001      537,900  SH       Other    1           537,900
Manugistics Group Inc                    Note     565011AB9  17,776   18,885,000  PRN      Other    1        18,885,000
Molina Healthcare, Inc.                  Common   60855R100   1,000       40,000  SH       Other    1            40,000
Multimedia Games, Inc.                   Common   625453105   2,016      207,600  SH       Other    1           207,600
NCO Group, Inc.                          Common   628858102   2,611      126,450  SH       Other    1           126,450
NRG Energy, Inc.                         Common   629377508   7,178      168,500  SH       Other    1           168,500
Oregon Steel Mills                       Common   686079104   1,939       69,500  SH       Other    1            69,500
PG&E Corporation                         Common   69331C108   4,442      113,176  SH       Other    1           113,176
Pike Electric Corp.                      Common   721283109   2,154      115,000  SH       Other    1           115,000
QLT, Inc.                                Note     746927AB8   4,606    5,000,000  PRN      Other    1         5,000,000
Regis Corporation                        Common   758932107   2,360       62,400  SH       Other    1            62,400
Rubio's Restaurants, Inc.                Common   78116B102   1,225      131,900  SH       Other    1           131,900
TXU Corp.                                Common   873168108   7,642       67,700  SH       Other    1            67,700
Walter Industries                        Common   93317Q105  14,290      292,100  SH       Other    1           292,100
Washington Group International           Common   938862208   2,102       39,000  SH       Other    1            39,000
